Additional disclosure items G.5. Related party balances and transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Oct. 31, 2020	Nov. 14, 2019	Dec. 31, 2015
Expenses from transactions with related parties
Other expenses	$ (57,000,000)	$ (10,000,000)		$ (1,000,000)
Total	(310,000,000)	(412,000,000)		(244,000,000)
Income and gains from transactions with related parties
Other revenue	2,000,000	3,000,000		2,000,000
Total	343,000,000	322,000,000		303,000,000
LIABILITIES
Total	356,000,000	531,000,000
Amounts due to non-controlling interests, associates and joint ventures	29,000,000	337,000,000	[1]
Amounts receivable	299,000,000	73,000,000
Current receivables due from related parties	206,000,000	29,000,000	[1]
Non-current receivables due from related parties	90,000,000	39,000,000	[1]
Gain (loss) on disposal of equity investments	25,000,000	(32,000,000)		0
6.875% Senior Notes | Guatemala joint ventures
LIABILITIES
Borrowings face amount							$ 800,000,000
6.875% Senior Notes | Guatemala joint ventures | Fixed interest rate
LIABILITIES
Borrowings, interest rate							6.875%
Other related parties
LIABILITIES
Total	1,000,000	0
Amounts receivable	5,000,000	4,000,000
Kinnevik | Principal shareholder
Disclosure of transactions between related parties [line items]
Shareholder ownership percentage						37.00%
LIABILITIES
Shareholder ownership percentage						37.00%
Miffin | Entities with joint control or significant influence over entity
Expenses from transactions with related parties
Purchases of goods and services	(216,000,000)	(214,000,000)		(175,000,000)
Income and gains from transactions with related parties
Sale of goods and services	15,000,000	13,000,000		17,000,000
Guatemala joint ventures | Joint ventures where entity is venturer
LIABILITIES
Total	231,000,000	361,000,000
Amounts due to non-controlling interests, associates and joint ventures	29,000,000
Amounts receivable	206,000,000	11,000,000
Guatemala joint ventures | Joint ventures where entity is venturer | Loan
LIABILITIES
Receivables due from related parties					$ 193,000,000
Current receivables due from related parties	39,000,000
Shareholder loan interest rate					4.00%
Honduras joint ventures | Joint ventures where entity is venturer
LIABILITIES
Total	103,000,000	133,000,000
Amounts receivable	84,000,000	11,000,000
Honduras joint ventures | Joint ventures where entity is venturer | Sale Of Shares Consideration Receivable
LIABILITIES
Receivables due from related parties	79,000,000
Non-current receivables due from related parties	51,000,000
Gain (loss) on disposal of equity investments	$ 4,000,000
Realized gain on investors' interests in the joint venture	33.33%
EPM | Entities with joint control or significant influence over entity
LIABILITIES
Total	$ 20,000,000	37,000,000
Amounts receivable	3,000,000	3,000,000
EPM | Joint ventures where entity is venturer
Expenses from transactions with related parties
Purchases of goods and services	(37,000,000)	(42,000,000)		(40,000,000)
Income and gains from transactions with related parties
Sale of goods and services	327,000,000	306,000,000		284,000,000
Panama Non-Controlling Interest | Entities with joint control or significant influence over entity
LIABILITIES
Total	1,000,000	0
Helios Towers Africa Ltd (HTA)
Expenses from transactions with related parties
Lease of towers and related services from HTA	0	(146,000,000)		$ (28,000,000)
Panama
LIABILITIES
Amounts receivable	1,000,000	0
Ghana
LIABILITIES
Amounts receivable	0	$ 43,000,000
Impairment loss recognised in profit or loss, trade receivables	$ 45,000,000
Colombia | EPM
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	50.00%
LIABILITIES
Percentage ownership held by non-controlling interest	50.00%
Cable Onda S.A | Cable Onda Partners
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	20.00%
LIABILITIES
Percentage ownership held by non-controlling interest	20.00%
Telefonica Moviles Panama | Cable Onda Partners
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	20.00%
LIABILITIES
Percentage ownership held by non-controlling interest	20.00%

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).